Share-Based Payments - Summary of Share/Rights Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Balance, number of options and rights | shares	35,300,000	25,450,000	22,988,000
To employees and directors under the LTIP and NED Plan, number of options and rights | shares	16,127,200	9,850,000	10,050,000
Exercised during the year, number of options and rights | shares	(156,250)		(6,613,000)
Expired during the year, number of options and rights | shares	(7,481,867)		(975,000)
Balance, number of options and rights | shares	43,789,083	35,300,000	25,450,000
Exercisable at end of year, number of options and rights | shares	24,354,341	20,024,203	10,842,234
Balance, weighted average exercise price | $ / shares	$ 0.89	$ 1.04	$ 1.16
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	0.65	0.3	0.58
Exercised during the year, weighted average exercise price | $ / shares	0.21		0.62
Expired during the year, weighted average exercise price | $ / shares	2.71		0.61
Balance, weighted average exercise price | $ / shares	0.51	0.89	1.04
Exercisable at end of year, weighted average exercise price | $ / shares	$ 0.60	$ 1.19	$ 1.48